Leases (Tables)	12 Months Ended
Mar. 31, 2014
Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2014 are as follows:

Years ending March 31	Yen (millions)
2015	¥18,862
2016	14,466
2017	13,101
2018	8,423
2019	7,604
After five years	39,724

Total minimum lease payments	¥102,180